Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

The Partnership's provision for income taxes relates to (i) state taxes for the Partnership and (ii) federal taxes for Eagle Rock Energy Acquisition Co., Inc, (acquiring entity of Redman Energy Holdings, L.P. and Redman Energy Holdings II, L.P. and certain assets owned by NGP Income Co-Investment Opportunities Fund II, L.P. (collectively the "Redman Acquisition") in 2007)  and Eagle Rock Energy Acquisition Co. II, Inc. (acquiring entity of certain entities acquired in the Stanolind Acquisition in 2008) and their wholly owned corporations, Eagle Rock Upstream Development Company, Inc., (successor entity of certain entities acquired in the Redman acquisition) and Eagle Rock Upstream Development Company II, Inc. (successor entity of certain entities acquired in the Stanolind acquisition), which are subject to federal income taxes (the “C Corporations”).   In addition, the Partnership has become a taxable entity in the state of Texas. On May 18, 2006, the State of Texas enacted House Bill 3 which revised the pre-existing state franchise tax. In general, legal entities that conduct business in Texas are subject to the Revised Texas Franchise Tax, including previously non-taxable entities such as limited partnerships and limited liability partnerships. The tax is assessed on Texas sourced taxable margin which is defined as the lesser of (i) 70% of total revenue or (ii) total revenue less (a) cost of goods sold or (b) compensation and benefits. Although the bill states that the Revised Texas Franchise Tax is not an income tax, it has the characteristics of an income tax since it is determined by applying a tax rate to a base that considers both revenues and expenses.

The Partnership's federal and state income tax provision is summarized below (in thousands):

	For the Year Ended December 31,
	2013	2012	2011
Current:
Federal	$(105)	$621	$1,092
State	—	18	61
Total current provision	(105)	639	1,153
Deferred:
Federal	(3,837)	(2,776)	(3,862)
State	(1,653)	1,044	(641)
Total deferred	(5,490)	(1,732)	(4,503)
Total (benefit) provision for income taxes	$(5,595)	$(1,093)	(3,350)

The effective rates for the years ended December 31, 2013, 2012 and 2011 are shown in the table below.  For 2011, the effective tax rate is attributable to the state and federal taxes being applied to their book income. In 2013 and 2012, the federal and state based income taxes were applied against book losses which resulted in effective tax rates of 2.4% and 3.3%, respectively.   A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows (in thousands):

	For the Year Ended December 31,
	2013	2012	2011
Pre-tax net book income (loss) from continuing operations	(233,766)	(33,239)	50,299
State income tax current and deferred	(1,653)	1,062	(580)
Federal income taxes computed by applying the federal statutory rate to NBI of corporate entities	(4,160)	(2,155)	(2,232)
Tax attributes used	218	—	(538)
Benefit for income taxes from continuing operations	$(5,595)	$(1,093)	$(3,350)
Effective income tax rate on continuing operations	2.4%	3.3%	(6.7)%

Significant components of deferred tax liabilities and deferred tax assets as of December 31, 2013 and 2012 are as follows (in thousands):

	December 31, 2013	December 31, 2012
Deferred Tax Assets:
Statutory depletion carryover	$1,438	$1,599
AMT credit carryforward	—	57
Total Deferred Tax Assets	1,438	1,656

Deferred Tax Liabilities:
Property, plant, equipment & amortizable assets	(2,011)	(3,177)
Hedging transactions	—	(271)
Book/tax differences from partnership investment	(32,086)	(36,144)
Total Deferred Tax Liabilities	(34,097)	(39,592)
Total Net Deferred Tax Liabilities	(32,659)	(37,936)
Current portion of total net deferred tax liabilities	—	—
Long-term portion of total net deferred tax liabilities	$(32,659)	$(37,936)

The largest single component of the Partnership's deferred tax liabilities is related to federal income taxes of the C Corporations described above, where the book/tax differences were created by the Redman and Stanolind Acquisitions. These book/tax temporary differences will be reduced as allocation of built-in gain in proportion to the assets contributed brings the book and tax basis closer together over time. This net deferred tax liability was recognized in conjunction with the purchase accounting adjustments for long term assets.

Due to the enactment of the Revised Texas Franchise Tax, the Partnership recorded a net deferred tax liability related to the book/tax differences in property, plant and equipment and hedging transactions.

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2013, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Partnership will realize the benefits of these deductible differences. The amount of deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward period are reduced. The AMT credit carryforward presented above does not have an expiration date.

The Partnership adopted authoritative guidance related to accounting for uncertainty in income taxes on January 1, 2007.  The Partnership has taken a position which is deemed to be “more likely than not” to be upheld upon review, if any, with respect to the deductibility of certain costs for the purpose of its franchise tax liability on a state franchise return.   The Partnership has recorded a provision for the portion of this tax liability equal to the probability of recognition. In addition, the Partnership has accrued interest and penalties associated with these liabilities and has recorded these amounts within its state deferred income tax expense. The amount stated below relates to the tax returns filed for 2013, 2012 and 2011, which are still open under current statute.

A reconciliation of the beginning and ending amount of the unrecognized tax benefits (liabilities) is as follows (in thousands):

	2013	2012	2011
Balance at beginning of period	$(830)	$(735)	$(569)
Increases related to current year tax positions	(128)	(53)	(132)
Increases related to tax interest and penalties	(39)	(42)	(34)
Decreases related to statutory limitations	267	—	—
Decreases related to tax interest and penalties	81	—	—
Balance at end of period	$(649)	$(830)	$(735)